UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23474)

KKR Credit Opportunities Portfolio

(Exact name of registrant as specified in charter)

555 California Street, 50th Floor

San Francisco, CA 94104

(Address of principal executive offices) (Zip code)

Annette O’Donnell-Butner

KKR Credit Advisors (US) LLC

555 California Street, 50th Floor

San Francisco, CA 94104

(Name and address of agent for service)

(415) 315-3620

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2021

Date of reporting period: April 30, 2021

Item 1. Reports to Stockholders.

KKR Credit Opportunities Portfolio

Semi-Annual Report

April 30, 2021

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary or, if you are a direct investor, by calling the Fund at 1-855-862-6092.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at 1-855-862-6092. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary.

Credit Opportunities Portfolio	April 30, 2021 (Unaudited)

The KKR Credit Opportunities Portfolio (the “Fund”) files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-PORT within sixty days after the end of the period. The Fund’s Form N-PORT is available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent period ended June 30 will be available (i) without charge, upon request, by calling 855- 862-6092; and (ii) on the Commission’s website at http://www.sec.gov.

INFORMATION ABOUT THE FUND’S TRUSTEES

The proxy statements and annual reports include information about the Fund’s Trustees and are available without charge, upon request, by calling 855-862-6092 and by visiting the Commission’s website at www.sec.gov.

Credit Opportunities Portfolio	April 30, 2021 (Unaudited)

Management Discussion of Fund Performance

Looking Back on the Markets — April 30, 2021

The first quarter was characterized by a risk on rally with record amounts of debt issuance, unrelenting yearn for yield, an anticipated movement in rates, and spreads continuing to inch tighter. In terms of performance, loans had a strong quarter returning +1.8% and outperforming high yield, which returned +0.9% as of March 31, 2021.

Looking back on the market one year ago: high yield spreads spiked to +1,000bps amidst a global shut down as the world succumbed to a new unknown virus and investors flocked to the exits in pursuit of instant liquidity, while the world tried to grapple with the day-to-day news developments of COVID-19. In contrast to where we stand today: high yield spreads are near their historical tights at 336bps(1) as of March 31, 2021, the vaccine roll out in the U.S. has been robust, and the re-opening rally has shown no signs of slowing down. It is remarkable to see the powers of fiscal and monetary policy at work, and the vigor and speed in which a market can snap back. With the record amounts of dry powder, fiscal stimulus, and historically low borrowing costs, both leveraged loans and high yield performance and issuance to date continue to be strong.

In the first quarter, we witnessed a flurry of activity back into floating rate assets on the heels of rising Treasury rates in the first quarter in both the retail and institutional channels. Global leveraged loan new issue volume reached a record total of $263.92 billion between institutional new issuance and pro-rata activity as of March 31, 2021. The U.S. loan market experienced more than 2x the volume it saw in Q4 2020. The movement in rates coupled with the growing optimism around vaccine roll-out spurred strong technical tailwinds setting U.S. leveraged loans up for a record quarter of issuance at $180.8 billion, which exceeded the prior record of $171.4 billion back in Q1 of 2017.

The high yield market also showed no signs of slowing down printing $149.1 billion in issuance in the U.S. market and a total combined volume of $198.4 billion globally for the first quarter of 2021. The market has grown in size by 21% since January 2020 and is now sitting at $1.47 trillion. As borrowing costs remain suppressed and liquidity runways now extended, even rising Treasury rates could not completely deter the high yield market. Many issuers were prompted by the prospect of a rising interest rate environment and “rang the bell” to term out maturity profiles at low costs. As such, 2021 refinancing activity is higher than total high yield issuance volume for any pre March 2020 quarter at a staggering 79% of total volume this year.

Default activity in the first quarter trended lower as the $3.4bn of distressed volume was the lowest quarter since Q3 of 2018. The J.P Morgan U.S. high yield default rate decreased by 129bps to 5.37% and the loan default rate decreased by 33bps to 3.66%.

From a fund flows perspective, U.S. high yield net fund outflows exceeded more than $11.8 billion in the first quarter, which is a stark reversal from the 2020 trend where high yield fund flows totaled over $38 billion for the year. Flows for floating rate funds continued to respond favorably to strong momentum in global growth and rising rates, as loan funds saw a fourth consecutive inflow in March, which totaled +2.7bn. March’s inflow followed February and January’s inflows of +$4.2n and $4.bn, respectively. Year-to-date, inflows for loan funds total $11.1bn, which compares to outflows of -$16.0bn over the first three months of 2020.

The Market in Numbers1

For the period of November 1, 2020 – April 30, 2021: update for last 6 months:

•

Returns: Over the six month period ending April 30, 2021, the high yield and leveraged loan markets returned 8.12% and 5.99% (as measured by the Bank of America Merrill Lynch High Yield Index and the S&P LSTA Leveraged Loan Index), respectively.

Credit Opportunities Portfolio	April 30, 2021 (Unaudited)

•

Spreads: The option adjusted spread on the Bank of America Merrill Lynch High Yield Index ended the period at 328bps (April 30, 2021). The 3-year discounted spread on the S&P LSTA Leveraged Loan Index ended the period at LIBOR plus 427bps. (April 30, 2021).

•	Volatility: As measured by the VIX index, over the last six months, the VIX peaked at 38.89 in early November and ended the period at 18.61 (April 30, 2021)

Fund Background and Performance

KKR Credit Opportunities Portfolio (“KCOP” or, the “Fund”) is a newly organized, diversified, closed-end management investment company that continuously offers its shares (the “Shares”) and is operated as an “interval fund.” The Fund’s investment objective is to seek to provide attractive risk-adjusted returns and high current income.

The Fund seeks to achieve its investment objectives by investing in a select portfolio with exposure to two primary credit strategies:

1.

Opportunistic Credit, a conviction-based approach investing in a portfolio consisting primarily of publicly traded high yield bonds, first- and second-lien secured bank loans and structured credit (e.g., collateralized loan obligation (“CLO”) and mezzanine debt) and

2.

Private Credit, which includes directly originated hard and financial asset-based lending, corporate mezzanine debt, as well as directly originated first-lien, second-lien and unitranche senior loans to upper middle-market companies.

Under normal market conditions, the Fund will invest at least 80% of its Managed Assets (as defined below) in senior and subordinated corporate debt and debt related instruments, including bonds, secured bank loans, convertible securities, structured products, convertible debt securities, repurchase agreements, and municipal securities.

During an initial ramp period of approximately 6-18 months following the Fund’s commencement of operations, the Fund will invest substantially all of its assets in the Opportunistic Credit Strategy. Following that initial period, the Fund expects, under normal circumstances, to invest 70-80% of its Managed Assets in the Opportunistic Credit strategy and 20-30% of its Managed Assets in the Private Credit Strategy, though the Fund’s allocation in investments could vary from these guidelines at any time in the Fund’s discretion. Investment in the Private Credit Strategy is contingent upon the Fund first achieving sufficient scale to acquire such positions, and there can be no assurance that the Fund will ever raise sufficient assets to invest in the Private Credit Strategy. On at least a quarterly basis, the Fund’s Investment Committee will meet to, among other things, review and establish the allocation percentage between the Opportunistic Credit Strategy and Private Credit Strategy for the ensuing period. The Investment Committee will consider factors such as KKR’s macro-economic and market outlooks, assessment of the relative risk and return of each strategy, and other factors in making its determination. “Managed Assets” means the total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes).

As of April 30, 2021, the Fund held 54.4% of its net assets in first and second-lien leveraged loans, 55.9% of its net assets in high-yield corporate debt, 0.2% of its net assets in collateralized loan obligations, 0.7% of its net assets in common stock, and 2.1% of its net assets in exchange traded funds. KCOP’s investments represented obligations and equity interests in 193 positions across a diverse group of industries. The top ten issuers represented 32.3% of the Fund’s net assets while the top five industry groups represented 41.9% of the Fund’s net assets. The Fund’s Securities and Exchange Commission 30-day yield was 4.42%.

[1]	Source: Bloomberg, S&P LSTA and ICE BofAML data as of April 30, 2021.

Credit Opportunities Portfolio	April 30, 2021 (Unaudited)

Business Updates

We thank you for your partnership and continued investment in KCOP. We look forward to continued communications and will keep you apprised of the progress of KCOP specifically and the leveraged finance market place generally. Fund information is available on our website at kkrfunds.com/KCOP.

Disclosures

The Bank of America Merrill Lynch High Yield Master II Index is a market-value weighted index of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. “Yankee” bonds (debt of foreign issuers issued in the U.S. domestic market) are included in the Bank of America Merrill Lynch High Yield Master II Index provided that the issuer is domiciled in a country having investment grade foreign currency long-term debt rating. Qualifying bonds must have maturities of one year or more, a fixed coupon schedule and minimum outstanding of US$100 million. In addition, issues having a credit rating lower than BBB3, but not in default, are also included.

The Chicago Board Options Exchange (CBOE) Volatility Index (VIX) reflects the market’s expectation of 30-day volatility. It is constructed using the implied volatilities of a wide range of S&P 500 index options. The VIX reflects the market’s estimate of future volatility, based on the weighted average of the implied volatilities for a wide range of strikes. The first and second month expirations are used until 8 days from expiration, then the second and third are used.

The S&P/LSTA Leveraged Loan Index is a market value-weighted index designed to measure the performance of the U.S. leveraged loan market based upon market weightings, spreads and interest payments. The Index was rolled out in 2000 and it was back-loaded with four years of data dating to 1997.

It is not possible to invest directly in an index.

Past performance is not an indication of future results. Returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, expense limitations and the effects of compounding. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Total investment return and principal value of your investment will fluctuate, and your shares, when sold, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. An investment in the Fund involves risk, including the risk of loss of principal. For a discussion of the Fund’s risks, see Risk Considerations, Note 3 to the financial statements. Call 855-330-3927 for performance results current to the most recent calendar quarter-end.

Must be preceded or accompanied by a prospectus.

An imbalance in supply and demand in the income market may result in valuation uncertainties and greater volatility, less liquidity, widening credit spreads and a lack of price transparency in the market. Investments in income securities may be affected by changes in the creditworthiness of the issuer and are subject to the risk of non–payment of principal and interest. The value of income securities also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments. Borrowing to increase investments (leverage) will exaggerate the effect of any increase or decrease in the value of Fund investments. Investments rated below investment grade (typically referred to as “junk”) are generally subject to greater price volatility and illiquidity than higher rated investments. As interest rates rise, the value of certain income investments is likely to decline. Senior loans are subject to prepayment risk. Investments in foreign instruments or currencies can involve greater risk and volatility than U.S. investments because of adverse market economic, political, regulatory, geopolitical or other conditions. Changes in the value of investments entered for hedging purposes may not match those of the position being hedged. The Fund may engage in other investment practices that may involve additional risks.

Credit Opportunities Portfolio	April 30, 2021 (Unaudited)

Average Annual Total Returns Period Ended April 30, 2021	Six Months	One Year	Since Inception	Value of $10,000 4/30/2021
KKR Credit Opportunities Portfolio
Class I (02/28/2020)	10.06%	26.50%	16.56%	$11,964
Class T (06/01/2020)	9.72%	N/A	15.94%	$11,594
Class U (09/01/2020)	9.41%	N/A	9.46%	$10,946
ICE BofA Merrill Lynch High Yield Master II Index®	8.12%	20.10%	8.52%	$11,004
SP LSTA U.S. Leveraged Loan 100 Index TR	5.31%	12.13%	5.28%	$10,620

Credit Opportunities Portfolio	April 30, 2021 (Unaudited)

Schedule of Investments

		Par†	Value
Leveraged Loans - 54.4%

Aerospace & Defense - 3.4%

EaglePicher Technologies, LLC, TL 2L 02/18

7.363% (1 Month US LIBOR + 7.250%), 03/08/2026 (a)		1,142,419	$1,118,617

Ontic Engineering & Manufacturing, Inc, TL 1L B 02/21

4.203% (3 Month US LIBOR + 4.000%), 10/30/2026 (a)		83,479	83,258

Sequa Corp., TL 2L 07/20

11.750% (3 Month US LIBOR + 10.750%), 04/28/2024 (a)		931,985	886,938

Sequa Corp., TL 1L B 06/20 Add-on

10.000% (3 Month US LIBOR + 9.000%), 07/31/2025 (a)(d)(e)		396,887	417,771

Sequa Corp., TL 1L 07/20

7.750% (3 Month US LIBOR + 6.750%), 11/28/2023 (a)		5,453,435	5,481,574

Standard Aero Ltd., TL 1L 04/19

3.703% (3 Month US LIBOR + 3.500%), 04/06/2026 (a)		4,673	4,555

Standard Aero Ltd., TL 1L 02/20

3.703% (3 Month US LIBOR + 3.500%), 04/06/2026 (a)		2,512	2,449

TransDigm Group, Inc., TL 1L F 01/20

2.363% (1 Month US LIBOR + 2.250%), 12/09/2025 (a)		2,668,217	2,638,546

			10,633,708

Airlines - 0.3%

American Airlines Group, Inc., TL 1L 03/21

5.500% (3 Month US LIBOR + 4.750%), 03/10/2028 (a)		985,230	1,014,521

Auto Components - 4.1%

American Tire Distributors, Inc., TL 1L 04/15

8.500% (1 Month US LIBOR + 7.500%), 09/02/2024 (a)(g)		4,187,833	4,126,753

BBB Industries, LLC, TL 1L 06/18

4.613% (1 Month US LIBOR + 4.500%), 08/01/2025 (a)		4,981,128	4,956,222

Innovative XCessories & Services LLC, TL 1L 02/20

5.000% (3 Month US LIBOR + 5.000%), 03/05/2027 (a)		1,248,650	1,252,296

Truck Hero, Inc., TL 1L 01/21

4.500% (1 Month US LIBOR + 3.750%), 01/20/2028 (a)		1,165,050	1,164,590

Wheel Pros, Inc., TL 1L B 11/20

6.250% (1 Month US LIBOR + 5.250%), 11/10/2027 (a)(c)(d)		1,198,413	1,199,162

			12,699,023

Chemicals - 5.8%

Aruba Investments, Inc., TL 2L 10/20

8.500% (6 Month US LIBOR + 7.750%), 11/24/2028 (a)		465,220	470,261

Flint Group GmbH, TL 1L B4 11/15

0.750% (3 Month EURIBOR + 7.250%), 09/21/2023 (a)(b)(h)	EUR	908,283	1,069,635

Flint Group GmbH, TL 1L B5 02/17

0.750% (3 mon EURIBOR +4.250%), 09/21/2023 (a)(b)(h)	EUR	666,416	784,802

See accompanying notes to financial statements.

Credit Opportunities Portfolio	April 30, 2021 (Unaudited)

Flint Group GmbH, TL 1L B 04/14

0.750% (3 Month EURIBOR + 3.000%), 09/21/2023 (a)(b)(h)	EUR	5,115,553	$6,024,307

Flint Group GmbH, TL 1L B3 05/15

0.750% (3 Month EURIBOR + 0.000%), 09/21/2023 (a)(b)	EUR	104,724	123,328

Flint Group GmbH, TL 1L B6 03/17

0.750% (3 mon EURIBOR +4.250%), 09/21/2023 (a)(b)(h)	EUR	52,368	61,671

Flint Group GmbH, TL 1L B7 04/14

0.750% (3 Month EURIBOR + 3.000%), 09/21/2023 (a)(b)(h)	EUR	116,174	136,811

Flint Group GmbH, TL 1L 01/17

0.750% (3 Month US LIBOR + 3.000%), 09/21/2023 (a)(b)(h)		1,707,650	1,672,644

Flint Group GmbH, TL 1L C 04/14

0.750% (3 Month US LIBOR + 3.000%), 09/21/2023 (a)(b)(h)		283,499	277,687

Invictus, TL 2L 01/18

6.863% (1 Month US LIBOR + 6.750%), 03/30/2026 (a)		35,559	35,537

Vantage Specialty Chemicals, Inc., TL 2L 10/17

9.250% (3 Month US LIBOR + 8.250%), 10/27/2025 (a)		561,410	536,615

Vantage Specialty Chemicals, Inc., TL 1L B 10/17

4.500% (3 Month US LIBOR + 3.500%), 10/26/2024 (a)		6,859,346	6,651,712

			17,845,010

Commercial Services & Supplies - 1.6%

Access CIG, LLC, TL 2L 02/18

7.865% (1 Month US LIBOR + 7.750%), 02/27/2026 (a)		143,000	143,179

Access CIG, LLC, TL 1L 02/18

3.861% (1 Month US LIBOR + 3.750%), 02/27/2025 (a)		38,504	38,363

Monitronics International, Inc., TL 1L EXIT 08/19

7.750% (1 Month US LIBOR + 6.500%), 03/29/2024 (a)(c)(d)		536,196	527,386

VFS Global Services Pvt, Ltd., TL 1L B 06/17

4.114% (3 Month LIBOR GBP + 4.000%), 07/29/2024 (a)(b)	GBP	1,360,050	1,793,765

VFS Global Services Pvt, Ltd., TL 1L B 06/17

3.250% (3 Month EURIBOR + 3.250%), 07/29/2024 (a)(b)	EUR	2,147,630	2,475,493

			4,978,186

Construction & Engineering - 1.9%

Brand Energy & Infrastructure Services, Inc., TL 1L 05/17

5.250% (3 Month US LIBOR + 4.250%), 06/21/2024 (a)		1,072,620	1,045,037

Total Safety US, Inc., TL 1L B 07/19

7.000% (3 Month US LIBOR + 6.000%), 08/16/2025 (a)		3,157,637	3,170,804

Yak Access, LLC, TL 1L B 05/18

5.113% (1 Month US LIBOR + 5.000%), 07/11/2025 (a)		1,710,477	1,565,087

			5,780,928

Distributors - 0.1%

Distribution International, Inc., TL 1L 06/19

6.750% (3 Month US LIBOR + 5.750%), 12/15/2023 (a)		449,284	435,244

See accompanying notes to financial statements.

Credit Opportunities Portfolio	April 30, 2021 (Unaudited)

Diversified Consumer Services - 3.5%

Conservice, LLC, TL 1L B 05/20

4.453% (3 Month US LIBOR + 4.250%), 05/13/2027 (a)		25,489	$25,524

Jostens, Inc., TL 1L 12/18

5.730% (3 Month US LIBOR + 5.500%), 12/19/2025 (a)		6,998,750	6,999,380

KinderCare Education, LLC, TL 1L B 09/18

4.750% (3 Month US LIBOR + 3.750%), 02/21/2025 (a)		2,641,220	2,612,682

Learning Care Group, Inc., TL 1L B 05/20

9.500% (6 Month US LIBOR + 8.500%), 03/13/2025 (a)(d)		279,746	282,544

Learning Care Group, Inc., TL 2L 03/18

8.500% (6 Month US LIBOR + 7.500%), 03/13/2026 (a)		194,997	188,050

Learning Care Group, Inc., TL 1L B 02/18

4.250% (3 Month US LIBOR + 3.250%), 03/13/2025 (a)		811,259	799,236

			10,907,416

Electronic Equipment, Instruments & Components - 1.0%

Excelitas Technologies Corp., TL 2L 10/17

8.500% (3 Month US LIBOR + 7.500%), 12/01/2025 (a)		3,088,755	3,092,616

Energy Equipment & Services - 0.8%

Caprock Midstream, LLC, TL 1L B 10/18

4.863% (3 Month US LIBOR + 4.750%), 11/03/2025 (a)		2,435,629	2,390,729

ChampionX Corp., TL 1L B 05/20

6.000% (6 Month US LIBOR + 5.000%), 06/03/2027 (a)		79,772	81,567

			2,472,296

Food & Staples Retailing - 0.5%

Froneri Ltd., TL 2L 01/20

5.863% (1 Month US LIBOR + 5.750%), 01/31/2028 (a)(b)		60,000	60,750

Froneri Ltd., TL 2L 01/20

5.750% (6 Month EURIBOR + 5.750%), 01/31/2028 (a)(b)	EUR	1,046,740	1,271,034

Smart & Final Stores, LLC, TL 1L B 05/19

6.926% (1 Month US LIBOR + 6.750%), 06/20/2025 (a)		191,322	191,800

			1,523,584

Food Products - 0.3%

CSM Bakery Products, TL 2L 07/13

11.000% (3 Month US LIBOR + 10.000%), 02/04/2022 (a)(c)(d)		786,923	780,203

Health Care Equipment & Supplies - 2.1%

Drive DeVilbiss Healthcare, LLC, TL 1L 03/21

10.500% (3 month US LIBOR +9.500%), 06/01/2025 (a)(h)		3,477,621	3,292,160

Orchid Orthopedic Solutions, LLC, TL 1L 02/19

4.676% (3 Month US LIBOR + 4.500%), 03/05/2026 (a)		3,437,719	3,267,947

			6,560,107

See accompanying notes to financial statements.

Credit Opportunities Portfolio	April 30, 2021 (Unaudited)

Health Care Providers & Services - 1.6%

Affordable Care Inc., TL 1L 10/15

5.750% (3 Month US LIBOR + 4.750%), 10/24/2022 (a)		4,995,494	$4,926,806

Paradigm Acquisition Corp., TL 2L 10/18 LC

7.703% (3 Month US LIBOR + 7.500%), 10/26/2026 (a)		11,538	11,272

			4,938,078

Hotels, Restaurants & Leisure - 4.8%

Aimbridge Acquisition Co, Inc., TL 1L B 09/20

6.750% (1 Month US LIBOR + 6.000%), 02/02/2026 (a)		411,811	413,355

Aimbridge Acquisition Co, Inc., TL 1L B 10/19

3.863% (1 Month US LIBOR + 3.750%), 02/02/2026 (a)		4,233,475	4,127,637

ASM Global, TL 1L 01/20

2.613% (1 Month US LIBOR + 2.500%), 01/23/2025 (a)		82,652	78,919

B&B Hotels SAS, TL 1L B3A 01/20

3.875% (6 Month EURIBOR + 3.875%), 07/31/2026 (a)(b)	EUR	1,886,660	2,144,299

B&B Hotels SAS, TL 1L B4 03/21

5.500%, 07/30/2026 (a)(b)	EUR	337,480	400,158

ClubCorp Club Operations, Inc., TL 1L B 08/17

2.953% (3 Month US LIBOR + 2.750%), 09/18/2024 (a)		1,018,309	982,032

Life Time Fitness, Inc., TL 1L 01/21

5.750% (1 Month US LIBOR + 4.750%), 12/10/2024 (a)		1,054,407	1,059,516

Piolin BidCo SAU, TL 1L B 05/20

7.500% (3 Month EURIBOR + 7.500%), 09/16/2026 (a)(b)	EUR	539,891	648,276

United PF Holdings LLC, TL 1L 01/20

4.176% (3 Month US LIBOR + 4.000%), 12/30/2026 (a)		5,108,680	4,959,684

			14,813,876

Household Products - 3.4%

Polyconcept North America, Inc., TL 1L B 08/16

5.500% (6 Month US LIBOR + 4.500%), 08/16/2023 (a)		10,171,856	9,881,551

Steinhoff, TL 1L 07/19 (SFH Super Senior)

10.000%, 12/31/2021 (b)(c)(d)(h)	EUR	9,938	12,207

Steinhoff, TL 1L 08/19 (SFH A1)

0.000% (3 Month EURIBOR + 0.000%), 12/31/2021 (b)(c)(d)(g)(h)	EUR	668,072	631,309

			10,525,067

Industrial Conglomerates - 0.2%

Unifrax I LLC / Unifrax Holding Co., TL 1L B 10/18

3.926% (3 Month US LIBOR + 3.750%), 12/12/2025 (a)		741,572	706,614

Unifrax I LLC / Unifrax Holding Co., TL 1L B 11/18

3.750% (3 Month EURIBOR + 3.750%), 12/12/2025 (a)	EUR	25,000	28,723

			735,337

IT Services - 0.4%

CoreLogic Inc/United States, TL 2L 03/21

7.000%, 04/13/2029 (a)		449,190	451,997

See accompanying notes to financial statements.

Credit Opportunities Portfolio	April 30, 2021 (Unaudited)

PSAV, Inc., TL 1L B3 12/20

15.000%, 10/15/2026 (h)		553,930	$652,715

PSAV, Inc., TL 2L 02/18

8.250% (3 Month US LIBOR + 7.250%), 09/01/2025 (a)(d)		189,000	137,025

			1,241,737

Leisure Products - 1.6%

Areas Worldwide SASU, TL 1L B1 06/19

4.750% (6 Month EURIBOR + 4.750%), 07/01/2026 (a)(b)	EUR	4,473,094	4,822,382

Machinery - 1.6%

Accuride Corp., TL 1L B 10/17

6.250% (3 Month US LIBOR + 5.250%), 11/17/2023 (a)		4,012,289	3,813,098

CPM Holdings, Inc., TL 2L 10/18

8.365% (1 Month US LIBOR + 8.250%), 11/16/2026 (a)		371,172	367,646

Welbilt, Inc. (Manitowoc Foodservice, Inc.), TL 1L B 10/18

2.611% (1 Month US LIBOR + 2.500%), 10/23/2025 (a)		583,820	578,712

WireCo WorldGroup, Inc., TL 1L 07/16

6.000% (6 Month US LIBOR + 5.000%), 09/29/2023 (a)		85,157	83,922

			4,843,378

Media - 2.8%

Emerald Expositions Holding, Inc., TL 1L B 11/17

2.613% (1 Month US LIBOR + 2.750%), 05/22/2024 (a)		8,325	8,080

NEP Broadcasting, LLC, TL 1L 05/20

9.250% (3 Month US LIBOR + 8.250%), 06/01/2025 (a)(d)(e)		153,075	157,667

NEP Broadcasting, LLC, TL 2L 09/18

7.113% (1 Month US LIBOR + 7.000%), 10/19/2026 (a)		393,000	363,525

NEP Broadcasting, LLC, TL 1L B 09/18

3.500% (3 Month EURIBOR + 3.500%), 10/20/2025 (a)	EUR	2,131,164	2,477,331

NEP Broadcasting, LLC, TL 1L B 09/18

3.363% (1 Month US LIBOR + 3.250%), 10/20/2025 (a)		5,849,518	5,698,893

			8,705,496

Metals & Mining - 0.0%

Foresight Energy LLC, TL 1L A 06/20 (Exit)

9.500% (1 Month US LIBOR + 8.000%), 06/30/2027 (a)(c)(d)(e)		149,655	149,655

Multiline Retail - 0.2%

Belk, Inc., TL 1L EXIT 02/21 PIK Toggle (FLSO)

10.000%, 07/31/2025 (c)(d)(g)		893,545	581,921

Belk, Inc., TL 1L 02/21 (FLFO)

8.500%, (3 Month US LIBOR + 7.500%), 07/31/2025 (a)(c)(d)		53,180	53,357

			635,278

Oil, Gas & Consumable Fuels - 1.8%

Eagleclaw Midstream Ventures, LLC, TL 1L 05/17

5.250% (1 Month US LIBOR + 4.250%), 06/24/2024 (a)		219,152	217,392

See accompanying notes to financial statements.

Credit Opportunities Portfolio	April 30, 2021 (Unaudited)

Lucid Energy Group II Borrower LLC, TL 1L 01/18

4.000% (1 Month US LIBOR + 3.000%), 02/17/2025 (a)		2,602,289	$2,569,760

Navitas Midstream Midland Basin LLC, TL 1L B 12/17

5.500% (1 Month US LIBOR + 4.500%), 12/13/2024 (a)		2,827,527	2,819,864

Oryx Midstream Services, LLC, TL 1L B 04/19

4.113% (1 Month US LIBOR + 4.000%), 05/08/2026 (a)		10,862	10,712

			5,617,728

Personal Products - 0.3%

Coty Inc., TL 1L B 03/18

2.500% (1 Month EURIBOR + 2.500%), 04/05/2025 (a)(c)	EUR	30,508	35,468

Coty Inc., TL 1L B 04/18

2.360% (1 Month US LIBOR + 2.250%), 04/07/2025 (a)(c)		715,844	688,441

Coty Inc., TL 1L 04/18

1.500% (1 Month EURIBOR +1.500%), 04/05/2023 (a)(c)	EUR	45,703	54,158

			778,067

Professional Services - 0.4%

SIRVA Worldwide, Inc., TL 2L 07/18

9.693% (3 Month US LIBOR + 9.500%), 08/03/2026 (a)(d)		59,000	52,314

SIRVA Worldwide, Inc., TL 1L 07/18

5.638% (3 Month US LIBOR + 5.500%), 08/04/2025 (a)		424,707	400,685

TMF Group Holding BV, TL 2L 12/17

6.875% (3 Month EURIBOR + 6.875%), 06/08/2026 (a)(b)	EUR	693,210	833,415

			1,286,414

Road & Rail - 0.1%

Transplace, TL 2L 09/17

9.750% (6 Month US LIBOR + 8.750%), 10/06/2025 (a)		180,000	176,700

Software - 4.7%

Applied Systems, Inc., TL 2L 02/21 (Reprice)

6.250% (1 Month US LIBOR + 5.500%), 09/19/2025 (a)		1,533,408	1,550,337

Misys Ltd., TL 2L 04/17

8.250% (6 Month US LIBOR + 7.250%), 06/13/2025 (a)		3,169,669	3,196,833

Misys Ltd., TL 1L 04/17

4.500% (6 Month US LIBOR + 3.500%), 06/13/2024 (a)		4,910,491	4,834,869

TIBCO Software, Inc., TL 2L 02/20

7.370% (1 Month US LIBOR + 7.750%), 03/03/2028 (a)		3,698,372	3,751,073

TIBCO Software, Inc., TL 1L B2 02/20

3.870% (1 Month US LIBOR + 3.750%), 06/30/2026 (a)		1,117,844	1,113,133

			14,446,245

Specialty Retail - 0.2%

Douglas Holding AG, TL 1L B 03/21

5.500%, 03/26/2026 (a)(b)(c)(d)	EUR	280,240	334,696

Talbots, Inc., TL 1L B 11/18

8.000% (3 Month US LIBOR + 7.000%), 11/28/2022 (a)		212,000	179,140

			513,836

See accompanying notes to financial statements.

Credit Opportunities Portfolio	April 30, 2021 (Unaudited)

Textiles, Apparel & Luxury Goods - 3.2%

Varsity Brands, Inc., TL 1L 11/17

4.500% (1 Month US LIBOR + 3.500%), 12/16/2024 (a)	10,158,032	$9,794,070

Trading Companies & Distributors - 0.2%

FleetPride Corporation, TL 1L 12/18

4.613% (1 Month US LIBOR + 4.500%), 02/04/2026 (a)	726,227	721,837

Transportation Infrastructure - 1.5%

Direct ChassisLink, Inc., TL 2L 04/19

8.438% (3 Month US LIBOR + 8.250%), 04/10/2026 (a)	2,442,190	2,475,318

Direct ChassisLink, Inc., TL 2L 04/21

7.176%, 04/30/2026 (a)	2,000,000	2,020,000

		4,495,318

TOTAL LEVERAGED LOANS (amortized cost $164,178,606)		167,963,341

High Yield Securities - 55.9%

Airlines - 2.1%

0.000%, 04/20/2026 (f)	924,000	971,355

American Airlines Group, Inc

5.750%, 04/20/2029 (f)	542,000	581,431

Delta Air Lines, Inc.

4.375%, 04/19/2028	2,378,000	2,528,424

3.750%, 10/28/2029	2,408,000	2,400,815

		6,482,025

Auto Components - 1.7%

BBB Industries, LLC

9.250%, 08/01/2025 (f)	3,456,000	3,758,400

Truck Hero, Inc.

6.250%, 02/01/2029 (f)	341,000	353,283

Wheel Pros, Inc.

6.500%, 05/15/2029 (c)(d)(f)	1,197,000	1,201,620

		5,313,303

Biotechnology - 1.2%

Intercept Pharmaceuticals, Inc.

3.250%, 07/01/2023	1,941,000	1,613,456

2.000%, 05/15/2026	2,531,000	1,663,155

Radius Health, Inc.

3.000%, 09/01/2024 (c)(d)	326,000	313,922

		3,590,533

Building Products - 4.8%

Cornerstone (Ply Gem Holdings, Inc.)

6.125%, 01/15/2029 (f)	143,000	152,837

LBM Borrower, LLC

7.750%, 04/01/2027 (f)	6,455,000	6,661,399

6.250%, 01/15/2029 (f)	7,153,000	7,352,783

See accompanying notes to financial statements.

Credit Opportunities Portfolio	April 30, 2021 (Unaudited)

SRS Distribution, Inc.

8.250%, 07/01/2026 (f)	687,000	$720,491

		14,887,510

Chemicals - 2.7%

Consolidated Energy Finance SA

6.875%, 06/15/2025 (b)(f)	911,000	916,124

6.500%, 05/15/2026 (b)(f)	1,646,000	1,637,770

Cornerstone Chemical Co.

6.750%, 08/15/2024 (f)	6,000,000	5,780,070

		8,333,964

Commercial Services & Supplies - 0.8%

Multi-Color Corp

10.500%, 07/15/2027 (f)	2,183,000	2,410,447

Construction & Engineering - 0.8%

Maxim Crane Works LP / Maxim Finance Corp.

10.125%, 08/01/2024 (f)	2,484,000	2,594,612

Construction Materials - 0.2%

Cemex Materials LLC

7.700%, 07/21/2025 (f)	554,000	638,485

Containers & Packaging - 0.1%

Plastipak Holdings, Inc.

6.250%, 10/15/2025 (f)	207,000	213,081

Diversified Telecommunication Services - 1.2%

Zayo Group LLC

6.125%, 03/01/2028 (f)	3,507,000	3,612,526

Electronic Equipment, Instruments & Components - 2.5%

CommScope, Inc.

6.000%, 06/15/2025 (f)	890,000	906,688

8.250%, 03/01/2027 (f)	6,153,000	6,599,092

7.125%, 07/01/2028 (f)	310,000	335,876

		7,841,656

Energy Equipment & Services - 0.1%

Archrock Partners LP / Archrock Partners Finance Corp

6.875%, 04/01/2027 (f)	324,000	345,617

See accompanying notes to financial statements.

Credit Opportunities Portfolio	April 30, 2021 (Unaudited)

Health Care Providers & Services - 2.9%

CHS/Community Health Systems, Inc.

8.000%, 03/15/2026 (f)	986,000	$1,063,648

5.625%, 03/15/2027 (f)	124,000	131,661

6.875%, 04/01/2028 (f)	882,000	834,752

6.875%, 04/15/2029 (f)	599,000	626,827

6.000%, 01/15/2029 (f)	67,000	70,618

LifePoint Hospitals, Inc.

9.750%, 12/01/2026 (f)	234,000	253,013

5.375%, 01/15/2029 (f)	518,000	518,751

Molina Healthcare, Inc.

3.875%, 11/15/2030 (f)	625,000	644,531

Radiology Partners Inc.

9.250%, 02/01/2028 (f)	4,269,000	4,698,227

		8,842,028

Health Care Technology - 0.1%

Verscend Holding Corp.

9.750%, 08/15/2026 (f)	314,000	334,806

Hotels, Restaurants & Leisure - 9.7%

Carnival Corp.

5.750%, 03/01/2027 (f)	6,416,000	6,772,922

ClubCorp Club Operations, Inc.

8.500%, 09/15/2025 (f)	881,000	853,376

Diamond Resorts International, Inc.

10.750%, 09/01/2024 (f)	5,613,000	5,961,540

Life Time Fitness, Inc.

5.750%, 01/15/2026 (f)	3,526,000	3,645,602

Merlin Entertainments PLC

6.625%, 11/15/2027 (b)(f)	1,267,000	1,286,005

5.750%, 06/15/2026 (b)(f)	690,000	730,406

NCL Corp, Ltd.

6.125%, 03/15/2028 (f)	1,927,000	2,032,388

Royal Caribbean Cruises Ltd.

5.500%, 04/01/2028 (f)	4,731,000	4,967,313

Viking Cruises, Ltd.

13.000%, 05/15/2025 (f)	237,000	277,969

7.000%, 02/15/2029 (f)	3,183,000	3,306,341

		29,833,862

Independent Power and Renewable Electricity Producers - 0.4%

NRG Energy, Inc.

3.625%, 02/15/2031 (f)	1,325,000	1,299,823

See accompanying notes to financial statements.

Credit Opportunities Portfolio	April 30, 2021 (Unaudited)

Insurance - 3.6%

Alliant Holdings I, Inc.

6.750%, 10/15/2027 (f)	1,739,000	$1,829,428

Aspen Insurance Holdings Ltd

7.625%, 10/15/2025 (f)	1,875,000	2,005,688

National Financial Partners Corp

6.875%, 08/15/2028 (f)	6,963,000	7,316,302

		11,151,418

IT Services - 1.1%

West Corp.

8.500%, 10/15/2025 (f)	3,251,000	3,309,924

Xerox Business Services /Conduent

10.500%, 12/15/2024 (f)	121,000	127,353

		3,437,277

Machinery - 0.8%

Welbilt, Inc. (Manitowoc Foodservice, Inc.)

9.500%, 02/15/2024	2,380,000	2,506,438

Media - 0.6%

Intelsat Jackson Holdings SA

0.000%, 08/01/2023 (b)(g)	207,000	127,305

Outfront Media Capital LLC / Outfront Media Capital Corp.

4.625%, 03/15/2030 (f)	620,000	614,575

Spotify USA, Inc.

0.000%, 03/15/2026 (f)	1,303,000	1,204,624

		1,946,504

Multiline Retail - 0.0%

JC Penney Corp, Inc.

0.000%, 03/15/2025 (d)(e)(f)(g)	98,000	—

Oil, Gas & Consumable Fuels - 4.1%

Genesis Energy

5.625%, 06/15/2024	1,902,000	1,905,566

8.000%, 01/15/2027	431,000	444,574

Global Partners LP / GLP Finance Corp.

7.000%, 08/01/2027	519,000	555,810

6.875%, 01/15/2029	364,000	394,258

Sunoco LP

4.500%, 05/15/2029 (f)	933,000	943,496

Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.

6.000%, 03/01/2027 (f)	211,000	214,629

6.000%, 12/31/2030 (f)	273,000	274,024

See accompanying notes to financial statements.

Credit Opportunities Portfolio	April 30, 2021 (Unaudited)

Targa Resources Partners LP / Targa Resources Partners Finance Corp.

5.000%, 01/15/2028		458,000	$482,755

4.000%, 01/15/2032 (f)		3,304,000	3,250,309

Vine Oil & Gas LP / Vine Oil & Gas Finance Corp.

6.750%, 04/15/2029 (f)		4,115,000	4,121,913

			12,587,334

Road & Rail - 2.1%

Kenan Advantage Group, Inc./The

7.875%, 07/31/2023 (f)		6,488,000	6,504,220

Software - 1.1%

Solera, LLC

10.500%, 03/01/2024 (c)(d)(f)		3,196,000	3,297,888

Specialty Retail - 4.2%

Douglas Holding AG

6.000%, 04/08/2026 (b)(c)(d)(f)	EUR	6,393,000	7,741,089

8.250%, 10/01/2026 (b)(c)(d)(f)	EUR	4,260,000	5,131,518

			12,872,607

Textiles, Apparel & Luxury Goods - 0.7%

Varsity Brands, Inc.

9.000% (3 Month LIBOR USD + 8.000%), 12/22/2024 (a)(f)		2,076,000	2,101,950

Trading Companies & Distributors - 6.3%

AerCap Holdings

6.500% (3 Month LIBOR USD + 4.300%), 06/15/2045 (b)(f)		994,000	1,059,853

4.625%, 10/15/2027 (b)		3,714,000	4,140,884

Neon Holdings, Inc.

10.125%, 04/01/2026 (f)		4,721,000	5,163,594

TruckPro LLC

11.000%, 10/15/2024 (f)		3,669,000	4,054,245

White Cap Construction Supply, Inc.

8.250%, 03/15/2026 (f)		2,452,000	2,551,268

6.875%, 10/15/2028 (f)		2,443,000	2,595,712

			19,565,556

TOTAL HIGH YIELD SECURITIES (amortized cost $168,751,771)			172,545,470

Collateralized Loan Obligations - 0.2%

Diversified Financial Services - 0.2%

Octagon Investment Partners Ltd.

7.848% (3 Month LIBOR USD + 7.660%), 10/20/2031 (a)(d)(e)(f)		53,100	53,948

TICP CLO Ltd.

5.788% (3 Month LIBOR USD + 5.600%), 01/20/2031 (a)(d)(e)(f)		738,460	707,346

			761,294

TOTAL COLLATERALIZED LOAN OBLIGATIONS (amortized cost $679,311)			761,294

See accompanying notes to financial statements.

Credit Opportunities Portfolio	April 30, 2021 (Unaudited)

Common Stocks - 0.7%

Health Care Providers & Services - 0.0%

Quorum Health Corp. (d)(e)	212,000	$19,800

Hotels, Restaurants & Leisure - 0.6%

Hilton Grand Vacations, Inc.	40,347	1,797,863

Metals & Mining - 0.1%

Foresight Energy LLC (c)(d)(e)	17,979	258,511

TOTAL COMMON STOCKS (cost $1,917,067)		2,076,174

Exchange Traded Funds - 2.1%

Diversified Financial Services - 2.1%

BlackRock Floating Rate Income Strategies Fund, Inc.	23,250	299,925

Nuveen Credit Strategies Income Fund	53,690	356,502

Nuveen Floating Rate Income Opportunity Fund	94,645	897,235

PowerShares Senior Loan Portfolio	207,630	4,599,004

Voya Prime Rate Trust	42,211	192,904

		6,345,570

TOTAL EXCHANGE TRADED FUNDS (cost $6,360,945)		6,345,570

TOTAL INVESTMENTS (cost $341,887,700) (i) - 113.2%		349,691,849

LIABILITIES EXCEEDING OTHER ASSETS, NET - (13.2)%		(40,895,545)

NET ASSETS - 100.0%		$308,796,304

†	In U.S. Dollars unless otherwise indicated.
EUR	Euro
TL	Term Loan
(a)	Variable rate security, the coupon rate shown is the effective rate as of April 30, 2021.
(b)	Non-U.S. security.
(c)	Security considered restricted due to the Adviser’s knowledge of material non-public information. The total value of these securities as of April 30, 2021 was $22,992,511 and represented 7.4% of net assets.
(d)	Security considered illiquid, as defined by the Securities and Exchange Commission. The total value of these securities as of April 30, 2021 was $24,042,859 and represented 7.8% of net assets.
(e)	Value determined using significant unobservable inputs.
(f)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. The total value of these securities as of April 30, 2021 was $154,229,403, which represent 49.9% of net assets.
(g)	Non-income producing security.
(h)	Represents a payment-in-kind (“PIK”) security which may pay interest/dividend in additional par/shares.
(i)	All investments are held as collateral for the Fund’s credit facility.

See accompanying notes to financial statements.

Credit Opportunities Portfolio	April 30, 2021 (Unaudited)

The following table represents the Fund’s investments categorized by country of risk as of April 30, 2021:

Country:	% of Net Assets

United States	97.5%

Germany	7.6%

France	2.4%

Netherlands	2.0%

Sweden	1.4%

United Kingdom	1.1%

Switzerland	0.8%

Luxembourg	0.2%

Spain	0.2%

113.2%

Liabilities Exceeding Other Assets, Net	(13.2)%

100.0%

See accompanying notes to financial statements.

Credit Opportunities Portfolio	April 30, 2021 (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2021 (Unaudited)

Assets

Investments, at value (amortized cost $341,887,700)	$349,691,849

Cash and cash equivalents	21,233,517

Receivable for shares issued	32,726,875

Dividends and interest receivable	2,982,186

Due from Adviser	14,549

Receivable for investments sold	250,926

Prepaid expenses	143,012

Total assets	407,042,914

Liabilities

Credit Facility (net of deferred financing costs of $51,392)	57,229,835

Payable for investments purchased	39,199,072

Distribution payable	1,154,433

Investment advisory fees	202,552

Distribution fees	83,091

Shareholder service fees	40,768

Trustees’ fees	156,919

Other accrued expenses	179,940

Total liabilities	98,246,610

Net assets	$308,796,304

Net Assets

Paid-in capital — (unlimited shares authorized — $0.001 par value)	$293,973,218

Retained earnings	14,823,086

Net assets	$308,796,304

Class I:

Net asset value	$163,264,678

Price per share (5,843,237 shares)	$27.94

Class T:

Net asset value	$21,446,747

Price per share (774,564 shares)	$27.69

Class U:

Net asset value	$124,084,879

Price per share (4,647,697 shares)	$26.70

See accompanying notes to financial statements.

Credit Opportunities Portfolio	April 30, 2021 (Unaudited)

Statement of Operations

For the Period Ended April 30, 2021 (Unaudited)

Investment income

Interest income	$6,660,346

Dividend income	67,297

Other income	281,583

Total investment income	7,009,226

Expenses

Investment advisory fees	737,273

Credit facility interest expense	457,090

Offering Costs	277,544

Legal fees	179,106

Administration fees	90,568

Term loan expense	50,057

Audit and tax fees	47,224

Trustees’ fees	59,351

Transfer agent fees	54,460

Shareholder service fees	78,565

Distribution fees	157,130

Shareholder reporting expense	35,419

Custodian fees	12,012

Other expenses	107,021

Total expenses prior to expense reimbursement	2,342,820

Expense reimbursement	(536,415)

Net expenses	1,806,405

Net investment income	5,202,821

Realized and unrealized gain (loss)

Net realized gain (loss) on

Investments	5,097,941

Foreign currency transactions	(51,782)

Net realized gain	5,046,159

Net change in unrealized appreciation (depreciation) on

Investments	5,300,146

Foreign currency translation	95,468

Deferred Trustees’ fees	(27,488)

Net change in unrealized appreciation	5,368,125

Net realized and unrealized gain	10,414,285

Net increase in net assets resulting from operations	$15,617,105

See accompanying notes to financial statements.

Credit Opportunities Portfolio	April 30, 2021 (Unaudited)

Statements of Changes in Net Assets

	Period Ended April 30, 2021 (Unaudited)	Period Ended October 31, 2020(1)
Increase (decrease) in net assets resulting from operations

Net investment income	$5,202,821	$4,080,569

Net realized gain	5,046,159	2,282,066

Net change in unrealized appreciation	5,368,125	2,151,030

Net increase in net assets resulting from operations	15,617,105	8,513,665

Dividends to shareholders from

Net dividend and distributions — Class I	(3,565,374)	(4,076,334)

Net dividend and distributions — Class T	(380,378)	(70,458)

Net dividend and distributions — Class U	(1,215,141)	—

Total distributions	(5,160,893)	(4,146,792)

Shareholder transactions
Class I

Subscriptions	48,041,799	102,640,250

Issued to shareholder in reinvestment of distributions	318,207	769

Shares redeemed	(130,979)	—

	48,229,027	102,641,019

Class T

Subscriptions	12,172,234	8,164,260

Issued to shareholder in reinvestment of distributions	257,360	32,833

Shares redeemed	—	—

	12,429,594	8,197,093

Class U

Subscriptions	114,394,162	7,421,000

Issued to shareholder in reinvestment of distributions	716,574	—

Shares redeemed	(55,250)	—

	115,055,486	7,421,000

Net increase in net assets	186,170,319	122,625,985

Net assets

Beginning of period	122,625,985	—

End of period	$308,796,304	$122,625,985

(1)	The Fund commenced operations on February 28, 2020.

See accompanying notes to financial statements.

Credit Opportunities Portfolio	April 30, 2021 (Unaudited)

Statement of Cash Flows

Period Ended April 30, 2021 (Unaudited)
Cash Flows from Operating Activities:

Net increase in net assets resulting from operations	$15,617,106

Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:

Purchases of investments	(309,121,784)

Proceeds from sales of investments	91,923,645

Net amortization (accretion) of premiums/discounts	(449,583)

Net change in unrealized depreciation of investments	(5,300,146)

Net change in unrealized appreciation on foreign currency translation	(95,468)

Net change in unrealized appreciation on deferred Trustees’ fees	27,488

Net realized gain from investments	(5,097,941)

Net realized gain on investments (foreign currency related)	(198,464)

Amortization of deferred financing costs	86,215

Changes in assets and liabilities:

Increase in prepaid expenses	(143,012)

Increase in receivable for investments sold	(223,456)

Increase in dividends and interest receivable	(1,507,485)

Decrease in due from Adviser	93,693

Decrease in deferred offering costs	277,543

Increase in investment advisory fees payable	138,046

Increase in payable for investments purchased	32,244,465

Increase in shareholder service fees	40,768

Increase in distribution fees	83,091

Increase in Trustees’ fees payable	48,101

Decrease in accrued expenses and other liabilities	(299,946)

Net cash used in operating activities	(181,857,125)

Cash Flows from Financing Activities

Subscriptions for shares	151,863,320

Cash dividends paid to shareholders, net of reinvestments	(3,368,917)

Shares repurchased	(186,229)

Proceeds from credit facility	68,438,602

Paydown of credit facility	(17,000,000)

Net cash provided by financing activities	199,746,776

Effect of exchange rate changes on cash	9,953

Net increase in cash and cash equivalents	17,899,604

Cash and Cash Equivalents

Beginning balance	3,333,913

Ending balance	$21,233,517

Supplemental Disclosure of cash flow information and non-cash financing activities:

Cash paid for interest expense	$345,654

See accompanying notes to financial statements.

Credit Opportunities Portfolio	April 30, 2021 (Unaudited)

Financial Highlights

	Six Months Ended April 30, 2021 (Unaudited)	Period from Commencement of Operations to October 31, 2020***
Class I

Per share operating performance

Net asset value, beginning of period	$26.08	$25.00

Income from operations

Net investment income(1)	0.77	1.01

Net realized and unrealized gain on investments, forward foreign currency contracts, foreign currency transactions and deferred Trustees’ fees	1.86	1.10

Total income from operations	2.63	2.11

Dividends from

Net investment income	(0.77)	(1.03)

Total dividends	(0.77)	(1.03)

Net Asset Value, end of period	$27.94	$26.08

Total return†(2)	10.06%	8.71%

Ratios to average net assets**

Expenses, before waiver	2.27%	3.84%

Expenses, after waiver	1.65%	1.68%

Net investment income, before waiver	5.02%	3.91%

Net investment income, after waiver	5.64%	6.06%

Supplemental data

Net assets, end of period (000’s)	$163,265	$106,962

Portfolio turnover rate(2)*	38.88%	66.19%

(1)	Per share calculations were performed using average shares.
(2)	Total return and Portfolio turnover rate are for the period indicated and have not been annualized.
†

Total return assumes a purchase of common stock at the net asset value on the first day and a sale at the net asset value on the last day of each period reported on the table. Total return assumes reinvestment of dividends and distributions at prices obtained pursuant to the Fund’s dividend reinvestment plan

*	Portfolio turnover is calculated on the basis of the Fund as a whole.
**	Annualized.
***	The date of commencement of operations for Class I shares was February 28, 2020.

See accompanying notes to financial statements.

Credit Opportunities Portfolio	April 30, 2021 (Unaudited)

Financial Highlights

	Six Months Ended April 30, 2021 (Unaudited)	Period from Commencement of Operations to October 31, 2020***
Class T

Per share operating performance

Net asset value, beginning of period	$25.83	$25.00

Income from operations

Net investment income(1)	0.66	0.61

Net realized and unrealized gain on investments, forward foreign currency contracts, foreign currency transactions and deferred Trustees’ fees	1.85	0.83

Total income from operations	2.51	1.44

Dividends from

Net investment income	(0.65)	(0.61)

Total dividends	(0.65)	(0.61)

Net Asset Value, end of period	$27.69	$25.83

Total return†(2)	9.72%	6.65%

Ratios to average net assets**

Expenses, before waiver	2.96%	3.54%

Expenses, after waiver	2.38%	2.49%

Net investment income, before waiver	4.29%	4.65%

Net investment income, after waiver	4.86%	5.70%

Supplemental data

Net assets, end of period (000’s)	$21,447	$8,243

Portfolio turnover rate(2)*	38.88%	66.19%

(1)	Per share calculations were performed using average shares.
(2)	Total return and Portfolio turnover rate are for the period indicated and have not been annualized.
†

Total return assumes a purchase of common stock at the net asset value on the first day and a sale at the net asset value on the last day of each period reported on the table. Total return assumes reinvestment of dividends and distributions at prices obtained pursuant to the Fund’s dividend reinvestment plan

*	Portfolio turnover is calculated on the basis of the Fund as a whole.
**	Annualized.
***	The date of commencement of operations for Class T shares was June 1, 2020.

See accompanying notes to financial statements.

Credit Opportunities Portfolio	April 30, 2021 (Unaudited)

Financial Highlights

	Six Months Ended April 30, 2021 (Unaudited)	Period from Commencement of Operations to October 31, 2020***
Class U

Per share operating performance

Net asset value, beginning of period	$25.00	$25.00

Income from operations

Net investment income(1)	0.65	—

Net realized and unrealized gain on investments, forward foreign currency contracts, foreign currency transactions and deferred Trustees’ fees	1.05	—

Total income from operations	1.70	—

Dividends from

Net investment income	—	—

Total dividends	—	—

Net Asset Value, end of period	$26.70	$25.00

Total return†(2)	9.41%	0.00%

Ratios to average net assets**

Expenses, before waiver	2.66%	0.00%

Expenses, after waiver	2.29%	0.00%

Net investment income, before waiver	4.56%	0.00%

Net investment income, after waiver	4.93%	0.00%

Supplemental data

Net assets, end of period (000’s)	$124,085	$7,421

Portfolio turnover rate(2)*	38.88%	66.19%

(1)	Per share calculations were performed using average shares.
(2)	Total return and Portfolio turnover rate are for the period indicated and have not been annualized.
†

Total return assumes a purchase of common stock at the net asset value on the first day and a sale at the net asset value on the last day of each period reported on the table. Total return assumes reinvestment of dividends and distributions at prices obtained pursuant to the Fund’s dividend reinvestment plan

*	Portfolio turnover is calculated on the basis of the Fund as a whole.
**	Annualized.
***	The date of commencement of operations for Class U shares was September 1, 2020.

See accompanying notes to financial statements.

Credit Opportunities Portfolio	April 30, 2021 (Unaudited)

Notes to Financial Statements

1.	Organization

KKR Credit Opportunities Portfolio (the “Fund”) was formed on September 5, 2019 as a statutory trust under the laws of the state of Delaware. The Fund is a closed-end registered management investment company that continuously offers its shares and operates as an “interval fund.” The Fund seeks to provide attractive risk-adjusted returns and generate current income. The Fund is diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on February 28, 2020. KKR Credit Advisors (US) LLC serves as the Fund’s investment adviser (the “Adviser”).

As of April 30, 2021, an affiliate of the Adviser owned 35.5% of the outstanding shares of the Fund.

2.	Summary of Significant Accounting Policies

Basis of Presentation — The accompanying financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and are stated in United States (“U.S.”) dollars. The Fund is an investment company following accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC Topic 946”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

Valuation of Investments — The Board of Trustees (the “Board”) of the Fund has adopted valuation policies and procedures to ensure investments are valued in a manner consistent with GAAP as required by the 1940 Act. The Board has delegated primary responsibility in ensuring these valuation policies and procedures are followed, including those relating to fair valuation, to the Adviser.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters, or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity for disclosure purposes.

Assets and liabilities recorded at fair value on the Statement of Assets and Liabilities are categorized based upon the level of judgment associated with the inputs used to measure their value. Hierarchical levels, as defined under GAAP, are directly related to the amount of subjectivity associated with the inputs to fair valuations of these assets and liabilities, and are as follows:

Level 1 — Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

The types of assets generally included in this category are common stocks listed in active markets.

Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar instruments in active markets, and inputs other than quoted prices that are observable for the asset or liability.

The types of assets and liabilities generally included in this category are high yield securities and certain leveraged loans.

Credit Opportunities Portfolio	April 30, 2021 (Unaudited)

Level 3 — Inputs are unobservable for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability.

The types of assets generally included in this category are certain leveraged loans, common stocks not actively traded and preferred stocks not actively traded.

A significant decrease in the volume and level of activity for the asset or liability is an indication that transactions or quoted prices may not be representative of fair value because in such market conditions there may be increased instances of transactions that are not orderly. In those circumstances, further analysis of transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value.

The availability of observable inputs can vary depending on the financial asset or liability and is affected by a wide variety of factors, including, for example, the type of product, whether the product is new, whether the product is traded on an active exchange or in the secondary market, and the current market condition. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to the asset. The variability of the observable inputs affected by the factors described above may cause transfers between Levels 1, 2 and/or 3, which the Fund recognizes at the beginning of the period the inputs change.

Many financial assets and liabilities have bid and ask prices that can be observed in the marketplace. Bid prices reflect the highest price that the Fund and others are willing to pay for an asset. Ask prices represent the lowest price that the Fund and others are willing to accept for an asset. For financial assets and liabilities whose inputs are based on bid-ask prices, the Fund does not require that fair value always be a predetermined point in the bid- ask range. The Fund’s policy is to allow for mid-market pricing and adjust to the point within the bid-ask range that meets the Fund’s best estimate of fair value.

Depending on the relative liquidity in the markets for certain assets, the Fund may transfer assets to Level 3 if it determines that observable quoted prices, obtained directly or indirectly, are not available.

Investments are generally valued based on quotations from third party pricing services, unless such a quotation is unavailable or is determined to be unreliable or inadequately representing the fair value of the particular assets. In that case, valuations are based on either valuation data obtained from one or more other third party pricing sources, including broker dealers selected by the Adviser, or will reflect the Valuation Committee’s good faith determination of fair value based on other factors considered relevant. For assets classified as Level 3, valuations are based on various factors including of financial and operating data of the company, company specific developments, market valuations of comparable companies and model projections.

For the six months ended April 30, 2021, there have been no significant changes to the Fund’s fair value methodologies.

Investment Transactions — Investment transactions are accounted for on the trade date, the date the order to buy or sell is executed. Amortization and accretion is calculated using the effective interest method over the holding period of the investment. Realized gains and losses are calculated on the specific identified cost basis.

Cash and Cash Equivalents — Cash and cash equivalents includes cash on hand, cash held in banks and highly liquid investments with original maturities of three or fewer months. Cash equivalents consist solely of money market funds with financial institutions. As of April 30, 2021, the Fund was invested in the U.S. Bank Money Market Deposit Account.

Credit Opportunities Portfolio	April 30, 2021 (Unaudited)

Foreign Currency Transactions — The books and records of the Fund are maintained in U.S. Dollars. All investments denominated in foreign currency are converted to the U.S. dollar using prevailing exchange rates at the end of the reporting period. Income, expenses, gains and losses on investments denominated in foreign currency are converted to the U.S. dollar using the prevailing exchange rates on the dates when the transactions occurred.

The Fund bifurcates that portion of the results of operations resulting from changes in foreign exchange rates on investments and interest from the fluctuations arising from changes in market prices of securities held.

Distributions to Shareholders — Distributions are accrued and declared daily and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually.

Term Loan Income — Term Loan Income consists of transaction fees including, but not limited to, delayed compensation, assignment, transfer, administration and amendment fees. Fee and other income is recorded when earned, and is recognized in Other income on the Statement of Operations.

Income Taxes — The Fund has elected to be treated and has qualified, and intends to continue to qualify in each taxable year, as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and in conformity with the Regulated Investment Company Modernization Act of 2010. The Fund will not be subject to federal income tax to the extent the Fund satisfies the requirements under Section 851 of the Internal Revenue Code, including distributing all of its gross investment company taxable income and capital gains to its shareholders based on the Fund’s fiscal year end of October 31.

To avoid imposition of a 4% excise tax on undistributed income applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions for the open tax years (2020). However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities, on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of April 30, 2021, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Repurchase Offers — The Fund operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at NAV, of no less than 10% and no more than 25% of the Fund’s shares outstanding on the Repurchase Request Deadline (as defined below). There is no guarantee that shareholders will be able to sell all of the shares they desire to sell in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase at least 10% of such shareholder’s shares in each quarterly repurchase. Liquidity will be provided to shareholders only through the Fund’s quarterly repurchases. Shareholders will be notified in writing of each quarterly repurchase offer and the date the repurchase offer ends (the “Repurchase Request Deadline”).

Offering Costs — Offering costs include registration fees and legal fees regarding the preparation of the initial registration statement. Offering costs are accounted for as deferred costs until operations begin. Offering costs are then amortized over the first twelve months of operations on a straight-line basis. The total amount of the offering costs incurred by the Fund was $847,560 as of April 30, 2021.

Credit Opportunities Portfolio	April 30, 2021 (Unaudited)

3.	Risk Considerations

The Fund invests mainly in leveraged loans, high yield securities, common stocks not actively traded and preferred stocks. These investments may involve certain risks, including, but not limited to, those described below:

COVID-19 and Global Economic and Market Conditions – The novel strain of coronavirus (“COVID-19”) has caused, and continues to cause, severe disruptions to the U.S. and global economies. The outbreak of COVID-19 and the actions taken in response have had far reaching impact on the U.S. and global economies, contributing to significant volatility in the financial markets, resulting in increased volatility in equity prices and lower interest rates, and causing furloughs and layoffs in the labor market. Although a number of vaccines for COVID-19 have been developed and are in the process of being deployed in certain countries, including the United States, the timing for widespread vaccination and immunity is uncertain, and these vaccines may be less effective against any new mutated strains of the virus that have started to spread globally.

Given the ongoing nature of the pandemic, at this time management cannot reasonably predict the magnitude of the ultimate impact that COVID-19 will have on the Fund’s business, financial performance and operating results. Management believes COVID-19’s adverse impact on the Fund’s business, financial performance and operating results will be significantly driven by a number of factors that management is unable to predict or control, including, for example: the severity and duration of the pandemic; the pandemic’s impact on the U.S. and global economies; the timing, scope and effectiveness of additional governmental responses to the pandemic; the timing and speed of economic recovery, including the availability and distribution of treatments and vaccines for COVID-19; and the negative impact on investors, vendors and other business partners that may indirectly adversely affect the Fund.

Market Discount Risk — The price of the Fund’s common shares of beneficial interest will fluctuate with market conditions and other factors. Shares of closed-end management investment companies frequently trade at a discount from their net asset value, which may increase the risk of loss.

Leverage Risk — Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. When leverage is used, the net asset value and market price of the Fund’s shares and the Fund’s investment return will likely be more volatile.

Market Risk — Bond markets rise and fall daily. As with any investment with performance tied to these markets, the value of an investment in the Fund will fluctuate, which means that shareholders could lose money.

Interest Rate Risk — Interest rates will rise and fall over time. During periods when interest rates are low, the Fund’s yield and total return also may be low. Changes in interest rates also may affect the Fund’s share price and a sharp rise in interest rates could cause the Fund’s share price to fall. The longer the Fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

Credit Risk — The Fund is subject to the risk that a decline in the credit quality of an investment could cause the Fund to lose money or underperform. The Fund could lose money if the issuer or guarantor of an investment fails to make timely principal or interest payments or otherwise honor its obligations. The Fund will be subject to credit risk with respect to the counterparties of derivative contracts (whether a clearing corporation in the case of exchange-traded instruments or another third party in the case of over-the-counter instruments) and other instruments entered into directly by the Fund.

Liquidity Risk — A particular investment may be difficult to purchase or sell. The Fund may be unable to sell illiquid securities at an advantageous time or price.

Prepayment and Extension Risk — The Fund’s investments are subject to the risk that the investments may be paid off earlier or later than expected. Either situation could cause the Fund to hold investments paying lower than market rates of interest, which could hurt the Fund’s yield or share price.

Credit Opportunities Portfolio	April 30, 2021 (Unaudited)

High Yield Risk — High yield securities and unrated securities of similar credit quality (sometimes called junk bonds) that the Fund may invest in are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Foreign Investment Risk — The Fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates (the currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, the U.S. dollar will decline in value relative to the currency being hedged) or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Issuer Risk — The value of securities may decline for a number of reasons that directly relate to the issuer, such as its financial strength, management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.

4.	Agreements

Investment Advisory Agreement — The Adviser provides day-to-day portfolio management services to the Fund and has discretion to purchase and sell investments in accordance with the Fund’s objectives, policies, and restrictions. For the services it provides to the Fund, the Adviser receives an annual fee, payable monthly by the Fund, in an amount equal to 1.30% of the Fund’s average daily Managed Assets (the “Investment Advisory Fee”). The Adviser has voluntarily agreed to temporarily reduce its Investment Advisory Fee to an annual rate of 0.65% of the Fund’s average daily Managed Assets from March 1, 2020, until June 30, 2021, and an annual rate of 1.00% from July 1, 2021 until December 31, 2021. Effective January 1, 2022, the Adviser’s agreement to temporarily reduce its Investment Advisory Fee will terminate and the Adviser will receive an Investment Advisory Fee at an annual rate of 1.30% of the Fund’s average daily Managed Assets. The foregoing fee schedule may be extended, terminated or modified by the Adviser in its sole discretion and at any time, including prior to any such date listed above. “Managed Assets” means the total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes).

During periods when the Fund is using leverage, the Investment Advisory Fee paid to the Adviser will be higher than if the Fund did not use leverage because the Investment Advisory Fee paid is calculated based on the Fund’s Managed Assets, which includes the assets purchased through leverage.

During the six months ended April 30, 2021 the Adviser earned an Investment Advisory Fee of $737,273.

The Fund has entered into an Expense Limitation and Reimbursement Agreement (the “Expense Limitation Agreement”) with the Adviser pursuant to which the Advisor will agree to waive its monthly fee and pay, absorb or reimburse some or all the Fund’s “Specified Expenses” (as defined below), an “Expense Limitation Payment”, for each month during the Limitation Period (as defined below) to the extent necessary so that, for any fiscal year, the Fund’s Specified Expenses do not exceed 0.40% of the average daily value of the Fund’s net assets. “Specified Expenses” of the Fund means all expenses incurred in the business of the Fund, including organizational and operating expenses, with the exception of: (i) the Management Fee (as defined in the Fund’s prospectus), (ii) the Service Fee (as defined in the Fund’s prospectus), (iii) the Distribution Fee (as defined in the Fund’s prospectus), (iv) brokerage costs, (v) dividend/interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund), (vi) taxes, and (vii) extraordinary expenses (as determined in the sole discretion of the Adviser). The “Limitation Period” commenced on February 28, 2020 and ends on December 31, 2022. The Fund will agree to repay these amounts (“Reimbursement Payment”) on a monthly basis, but only if and to the extent that Specified Expenses plus the Reimbursement Payment are less than 0.40% of the average daily value of the Fund’s net assets during the fiscal

Credit Opportunities Portfolio	April 30, 2021 (Unaudited)

year (or, if a lower expense limit is then in effect, such lower limit). The Fund’s obligation to make Reimbursement Payments expires three years from the end of the fiscal year in which such fees are foregone or expense is incurred by the Adviser.

The Expense Limitation Agreement terminates at the end of the Limitation Period, but may be renewed by the mutual agreement of the Adviser and the Fund for successive terms.

As of April 30, 2021, the amount of Expense Limitation Payments since the inception of the Fund provided by the Adviser is $1,985,277. The Fund’s management believes that Reimbursement Payments are not probable as of April 30, 2021.

The following table reflects the Expense Support Payments that may become subject to reimbursement:

For the period ended	Amount of Expense Limitation Payment	Eligible for Reimbursement Payment through

October 31, 2020	$1,448,862	October 31, 2023

April 30, 2021	536,415	October 31, 2024

	$1,985,277

KKR Capital Markets LLC (the “Distributor”), an affiliate of the Adviser, is the principal underwriter and distributor of the Shares and serves in that capacity on a best effort basis, subject to various conditions. Shares will be offered through other brokers, dealers and other financial intermediaries (referred to as “selling agents”) that have entered into selling agreements with the Distributor. Selling agents typically receive the sales load with respect to Class T Shares purchased by their clients. The Distributor does not retain any portion of the sales load. Class T Shares are sold subject to a maximum sales load of up to 2.00% of the offering price. However, purchases of Class T Shares may be eligible for a sales load discount. The selling agents may, in their sole discretion, reduce or waive the sales load on a non-scheduled basis in individual cases. Class I Shares and Class U Shares are not subject to a sales load; however, investors could be required to pay brokerage commissions on purchases and sales of Class I Shares and Class U Shares to their selling agents.

The Fund pays the Distributor an ongoing fee (the “Shareholder Servicing Fee”) that is calculated and accrued monthly at an annualized rate of 0.25% of the net assets of the Fund attributable to Class T Shares and Class U Shares. The Shareholder Servicing Fee is for personal services provided to Shareholders and/or the maintenance of Shareholder accounts services and to reimburse the Distributor for related expenses incurred. The Distributor will generally pay all or a portion of the Shareholder Servicing Fee to the selling agents that sell Class T Shares and Class U Shares. Payment of the Shareholder Servicing Fee is governed by the Fund’s Distribution and Service Plan. During the six months ended April 30, 2021, the Fund incurred shareholder servicing fees of $78,565.

In addition, the Fund pays the Distributor an ongoing distribution fee (the “Distribution Fee”) that is calculated and accrued monthly at an annualized rate of 0.50% of the net assets of the Fund attributable to Class T Shares and Class U Shares. The Distribution Fee is for the sale and marketing of the Class T Shares and Class U Shares and to reimburse the Distributor for related expenses incurred. The Distributor will generally pay all or a portion of the Distribution Fee to the selling agents that sell Class T Shares and Class U Shares. During the six months ended April 30, 2021, the Fund incurred distribution fees of $157,130.

Payment of the Distribution Fee is governed by the Fund’s Distribution and Service Plan.

Class I Shares do not incur a Shareholder Servicing Fee or Distribution Fee.

Administrator, Custodian and Transfer Agent — U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, serves as the Fund’s Administrator pursuant to an administration agreement under which the Administrator provides administrative and accounting services.

Credit Opportunities Portfolio	April 30, 2021 (Unaudited)

U.S. Bank N.A. (the “Custodian”) serves as the Fund’s custodian pursuant to a custody agreement. The Custodian is an affiliate of Fund Services.

Fund Services serves as the Fund’s transfer agent pursuant to a transfer agency agreement.

Deferred Trustees’ Compensation — The Fund has a Deferred Trustees’ Compensation plan (the “Plan”) that allows the Independent Trustees to defer compensation to a future payment period. The compensation is invested in shares of the Fund. The value of a participating Independent Trustee’s deferral account is based on the shares of deferred amounts as designated by the participating Independent Trustees. Changes in the value of the Independent Trustees’ deferral account are included in the Statement of Operations. The accrued obligations under the Plan, including unrealized appreciation (depreciation), are included on the Statement of Assets and Liabilities.

Other — Certain officers of the Fund are also officers of the Adviser. Such officers are paid no fees by the Fund for serving as officers of the Fund.

5.	Fair Value

The following table presents information about the Fund’s assets measured at fair value on a recurring basis as of April 30, 2021, and indicates the fair value hierarchy of the inputs utilized by the Fund to determine such fair value:

Investments in securities	Level 1	Level 2	Level 3	Total

Leveraged loans	$—	$167,238,248	$725,093	$167,963,341

High yield securities	—	172,545,470	—	172,545,470

Collateralized loan obligations	—	—	761,294	761,294

Common stocks	1,797,863	—	278,311	2,076,174

ETF	6,345,570	—	—	6,345,570

Cash equivalents	18,867,096	—	—	18,867,096

Total investments in securities and cash equivalents	$27,010,529	$339,783,718	$1,764,698	$368,558,945

The following are the details of the restricted securities held by the Fund:

Issuer(1)	Par/Shares	Acquisition date(s)	Amortized Cost	Value	% of Net Assets

Belk, Inc., TL 1L 02/21 (FLFO)	53,180	02/24/21	79,800	53,357	0.0%

Belk, Inc., TL 1L EXIT 02/21 PIK Toggle (FLSO)	893,545	02/24/21	721,988	581,921	0.2%

Coty Inc., TL 1L 04/18	45,703	05/01/20	34,217	54,158	0.0%

Coty Inc., TL 1L B 03/18	30,508	04/06/20	27,845	35,468	0.0%

Coty Inc., TL 1L B 04/18	715,844	04/09/20 - 05/05/20	630,746	688,441	0.2%

CSM Bakery Products, TL 2L 07/13	786,923	02/28/20 - 03/11/21	783,596	780,203	0.3%

Douglas Holding AG	6,393,000	03/26/21	7,543,452	7,741,089	2.5%

Douglas Holding AG	4,260,000	03/26/21	5,026,608	5,131,518	1.7%

Douglas Holding AG, TL 1L B 03/21	280,240	03/26/21	327,364	334,696	0.1%

Foresight Energy LLC	17,979	06/30/20 - 08/28/20	199,869	258,511	0.1%

Credit Opportunities Portfolio	April 30, 2021 (Unaudited)

Issuer(1)	Par/Shares	Acquisition date(s)	Amortized Cost	Value	% of Net Assets

Foresight Energy LLC, TL 1L A 06/20 (Exit)	149,655	06/30/20	149,655	149,655	0.0%

Monitronics International, Inc., TL 1L EXIT 08/19	536,196	02/28/20	465,618	527,386	0.2%

Radius Health, Inc.	326,000	09/24/20 - 09/28/20	273,551	313,922	0.1%

Solera, LLC	3,196,000	04/15/21	3,294,837	3,297,888	1.1%

Steinhoff, TL 1L 07/19 (SFH Super Senior)	9,938	02/28/20 - 12/31/20	11,076	12,207	0.0%

Steinhoff, TL 1L 08/19 (SFH A1)	668,072	02/28/20 - 12/31/20	575,804	631,309	0.2%

Wheel Pros, Inc.	1,197,000	04/23/21	1,197,000	1,201,620	0.4%

Wheel Pros, Inc., TL 1L B 11/20	1,198,413	11/06/20 - 02/12/21	1,183,718	1,199,162	0.4%

(1)	Refer to the Schedule of Investments for more details on securities listed.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value: There were no transfers in or out of level 3.

	Leveraged Loans	Collateralized Debt Obligation	Common Stock

Balance at October 31, 2020	$683,566	$1,365,802	$305,554

Purchases	41,533	—	—

Sales and paydowns	(19,138)	—	(14,624)

Settlements	1,247	(674,349)	—

Net change in appreciation/(depreciation)	17,527	(4,171)	69,042

Net realized gain/(loss)	358	74,011	(81,661)

Balance as of April 30, 2021	$725,093	$761,294	$278,311

Net change in appreciation/(depreciation) on investments held at April 30, 2021	$17,527	$(4,171)	$69,042

Credit Opportunities Portfolio	April 30, 2021 (Unaudited)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of April 30, 2021:

Financial Asset	Fair Value	Valuation Technique(1)	Unobservable Inputs(2)	Range (Weighted Average)(3)

Leveraged Loans	$725,093	Yield Analysis	Yield	7% - 10% (9%)
			Discount Margin	3%
			EBITDA Multiple	2.8x - 11.2x (8.4x)
			Net Leverage	0.7x - 11.0x (6.4x)

CLO Notes	$761,294	Yield analysis	Discount margin	5% - 7% (11%)
		Discounted cash flows	Probability of default	2%
			Constant prepayment rate	20%

Common Stocks(4)	$278,311	Market comparables	FWD EBITDA Multple	2.8x
			Illiquidity Discount	10%

(1)

For the assets that have more than one valuation technique, the Fund may rely on the techniques individually or in aggregate based on a weight ascribed to each one ranging from 0-100%. When determining the weighting ascribed to each valuation methodology, the Fund considers, among other factors, the availability of direct market comparables, the applicability of a discounted cash flow analysis and the expected hold period and manner of realization for the investment. These factors can result in different weightings among the investments and in certain instances, may result in up to a 100% weighting to a single methodology.

(2)

The significant unobservable inputs used in the fair value measurement of the Fund’s assets and liabilities may include the last twelve months (“LTM”) EBITDA multiple, weighted average cost of capital, discount margin, probability of default, loss severity and constant prepayment rate. In determining certain of these inputs, management evaluates a variety of factors including economic, industry and market trends and developments, market valuations of comparable companies, and company specific developments including potential exit strategies and realization opportunities. Significant increases or decreases in any of these inputs in isolation could result in significantly lower or higher fair value measurement.

(3)	Weighted average amounts are based on the estimated fair values.

(4)	Of the total $278,311 of common stocks, $258,511 and $19,800 were valued solely on an appraisal based on market comparables and discounted cash flows analysis, respectively.

6.	Investment Transactions

The cost of investments purchased and the proceeds from the sale of investments, other than short-term investments, for the six months ended April 30, 2021 were as follows:

Purchases	$309,121,784

Sales	$91,923,645

There were no purchases or sales of U.S. Government securities.

7.	Repurchase Offers

As a fundamental policy, which may not be changed without shareholder approval, the Fund offers shareholders the opportunity to request the repurchase of their shares on a quarterly basis. The Fund is required to offer to repurchase not less than 10% of its outstanding shares with each repurchase offer and under normal market conditions, the Board expects to authorize a 10% offer (“Repurchase Offer). The Fund may not offer to repurchase more than 25% of its outstanding shares during any offer. Quarterly repurchases will occur in the months of January, April, July and October.

Credit Opportunities Portfolio	April 30, 2021 (Unaudited)

The time and dates by which Repurchase Offers must be received in good order (“Repurchase Request Deadline”) are generally 4:00 p.m. Eastern time on the first Friday of the month in which the repurchase occurs. The repurchase price will be the Fund’s NAV determined on the repurchase pricing date, which will be a date not more than 14 calendar days following the Repurchase Request Deadline (“Repurchase Pricing Date”). Payment for all shares repurchased pursuant to these offers will be made not later than seven calendar days after the repurchase pricing date (“Repurchase Payment Deadline”). Under normal circumstances, it is expected that the Repurchase Request Deadline will be the same date as the repurchase pricing date. If the tendered shares have been purchased immediately prior to the tender, the Fund will not release repurchase proceeds until payment for the tendered shares has settled.

If more shares are tendered for repurchase than the Fund has offered to repurchase, the Board may, but is not obligated to, increase the number of shares to be repurchased by up to 2% of the shares outstanding on the Repurchase Request Deadline. If there are still more shares tendered than are offered for repurchase, shares will be repurchased on a pro rata basis.

During the six months ended April 30, 2021, the Fund completed two quarterly repurchase offers. In these offers, the Fund offered to repurchase no less than 10% of the number of its outstanding shares as of the Repurchase Pricing Dates. The result of the repurchase offers were as follows:

Repurchase Request Deadline	Percentage of Outstanding Shares the Fund Offered to Repurchase(1)	Repurchase Pricing Date	Pricing Date NAV	Amount Repurchased	Number of Shares Repurchased (all classes)	Percentage of Outstanding Shares Repurchased

January 15, 2021	10%	December 9, 2020	$27.22	—	—	0.00%

April 9, 2021	10%	March 3, 2021	$27.29	$186,228	6,762.035	0.07%

(1)

If total repurchase request exceeds 5% of the Fund’s outstanding shares, the Fund may increase the number of shares that it is offering to repurchase by up to an additional 2% of its total outstanding shares.

8.	Commitments and Contingencies

The Fund may enter into certain credit agreements, of which all or a portion may be unfunded. These commitments are disclosed in the accompanying Schedule of Investments. The Fund will maintain sufficient liquidity to fund these commitments at the borrower’s discretion.

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, management expects the risk of loss to be remote.

9.	Federal Income Taxes

The timing and characterization of certain income, capital gains, and return of capital distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net investment income/loss or accumulated net realized gain/loss, as appropriate, in the period in which the differences arise.

Credit Opportunities Portfolio	April 30, 2021 (Unaudited)

As of October 31, 2020, the Fund’s most recent fiscal year end, the following permanent differences have been reclassified (to)/from the following accounts:

Undistributed Net Investment Loss	Accumulated Net Realized Gain	Paid-in Capital

$(159,874)	$159,874	—

The tax character of distributions declared for the six months ended April 30, 2021, and the year ended October 31, 2020 was as follows:

	Ordinary Income	Total

October 31, 2020	$4,146,792	$4,146,792

April 30, 2021*	$5,160,893	$5,160,893

*	The final tax character of any distribution declared in 2021 will be determined in January 2022 and reported to shareholders on IRS Form 1099- Div in accordance with federal income tax regulations.

As of October 31, 2020, the Fund’s most recent fiscal year end, the components of accumulated losses on a tax basis for the Fund are as follows:

Undistributed Ordinary Income	Net Unrealized Appreciation	Other Temporary Differences	Total Accumulated Gains

$2,925,239	$2,128,732	$(687,098)	$4,366,873

Net capital losses earned may be carried forward indefinitely and must retain the character of the original loss. At October 31, 2020, the Fund’s most recent fiscal year end, the Fund did not have non-expiring capital loss carry-forwards.

As of October 31, 2020, the Fund’s most recent fiscal year end, the total cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Fund are as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$118,965,871	$4,936,597	$(2,807,865)	$2,128,732

10.	Credit Facility

In June 2020, the Fund entered into a credit agreement (the “BNP Paribas Credit Facility”) with BNP Paribas SA, New York Branch (“BNP Paribas”). The BNP Paribas Credit Facility provides for loans to be made in U.S. dollars and certain foreign currencies to an aggregate amount of $50 million, with an “accordion” feature that allows the Fund, under certain circumstances, to increase the size of the facility to a maximum of $150 million. The Fund may reduce or terminate the commitments under the BNP Paribas Credit Facility with three business days’ notice. The BNP Paribas Credit Facility has a scheduled termination date of June 18, 2021, however, the Fund may request at any time and from time to time to extend the termination date by 364 days. Interest on the BNP Paribas Credit Facility is generally based on London Interbank Offered Rate (“LIBOR”), or with respect to

Credit Opportunities Portfolio	April 30, 2021 (Unaudited)

borrowings in foreign currencies, on a base rate applicable to such currency borrowing, plus a spread of 1.95%. The Fund also pays a commitment fee on any unused commitment amounts between 0.40% and 0.95%, depending on utilization levels. The Fund incurred upfront fees and legal costs totaling $0.22 million in connection with the BNP Paribas Credit Facility. The Fund has deferred and amortized these costs over the original term of the BNP Paribas Credit Facility, or through June 18, 2021. The amortization of these deferred financing costs is included in credit facility interest expense in the Statement of Operations. As of April 30, 2021, the Fund was in compliance with the terms of the BNP Paribas Credit Facility.

The components of interest expense, average interest rates (i.e., base interest rate in effect plus the spread) and average outstanding balances for the Fund’s credit facilities for the six months ended April 30, 2021 were as follows:

Stated interest expense	$248,996

Unused commitment fees	121,879

Amortization of deferred financing costs	86,215

Total interest expense	$457,090

Weighted average interest rate	2.03%

Average borrowings	$24,774,580

11.	Subsequent Events

On May 3, 2021, the Fund collected the amounts recorded as receivable for shares issued as of April 30, 2021.

Credit Opportunities Portfolio	April 30, 2021 (Unaudited)

Dividend Reinvestment Plan (Unaudited)

KKR Credit Opportunities Portfolio, a Delaware statutory trust (the “Fund”), hereby adopts the following Dividend Reinvestment Plan (the “Plan”) with respect to distributions declared by its board of trustees (the “Board”) on its shares of beneficial interest (the “Shares”):

1.

Participation; Agent. The Fund’s Plan is available to shareholders of record of the Shares. [U.S. Bancorp Fund Services, LLC] (“Plan Administrator”) acting as agent for each participant in the Plan, will apply income dividends or capital gains or other distributions (each, a “Distribution” and collectively, “Distributions”), net of any applicable U.S. withholding tax, that become payable to such participant on Shares (including shares held in the participant’s name and shares accumulated under the Plan), to the purchase of additional whole and fractional Shares for such participant.

2.

Eligibility and Election to Participate. Participation in the Plan is limited to registered owners of Shares. The Fund’s Board reserves the right to amend or terminate the Plan. Shareholders automatically participate in the Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating shareholder. If participating in the Plan, a shareholder is required to include all of the Shares owned by such shareholder in the Plan.

3.

Share Purchases. When the Fund declares a Distribution, the Plan Administrator, on the shareholder’s behalf, will receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock. The number of shares to be received when Distributions are reinvested will be determined by dividing the amount of the Distribution by the Fund’s net asset value per share. There will be no sales load charged on Shares issued to a shareholder under the Plan. All shares purchased under the Plan will be held in the name of each participant. In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating under the Plan, the Plan Administrator will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder’s name and held for the account of beneficial owners participating under the Plan.

4.

Timing of Purchases. The Fund expects to issue Shares pursuant to the Plan, immediately following each Distribution payment date and the Plan Administrator will make every reasonable effort to reinvest all Distributions on the day the Distribution is paid (except where necessary to comply with applicable securities laws) by the Fund. If, for any reason beyond the control of the Plan Administrator, reinvestment of the Distributions cannot be completed within 30 days after the applicable Distribution payment date, funds held by the Plan Administrator on behalf of a participant will be distributed to that participant.

5.

Account Statements. The Plan Administrator will maintain all shareholder accounts and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Plan Administrator will hold shares in the account of the shareholders in non-certificated form in the name of the participant, and each shareholder’s proxy, if any, will include those shares purchased pursuant to the Plan. The Plan Administrator will confirm to each participant each acquisition made pursuant to the Plan as soon as practicable but not later than 10 business days after the date thereof. No less frequently than quarterly, the Plan Administrator will provide to each participant an account statement showing the Distribution, the number of shares purchased with the Distribution, and the year-to-date and cumulative Distributions paid.

6.

Expenses. There will be no direct expenses to participants for the administration of the Plan. There is no direct service charge to participants with regard to purchases under the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. All fees associated with the Plan will be paid by the Fund.

Credit Opportunities Portfolio	April 30, 2021 (Unaudited)

7.

Taxation of Distributions. The reinvestment of Distributions does not relieve the participant of any taxes which may be payable on such Distributions.

8.

Voting of Shares. Shares issued pursuant to the Plan will have the same voting rights as the Shares issued pursuant to the Fund’s public offering.

9.

Absence of Liability. Neither the Fund nor the Plan Administrator shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither the Fund nor the Plan Administrator shall be liable for any act done in good faith or for any good faith omission to act, including, without limitation, any claims of liability: (a) arising out of the failure to terminate a participant’s account prior to receipt of written notice of such participant’s death, or (b) with respect to prices at which shares are purchased or sold for the participant’s account and the terms on which such purchases and sales are made. NOTWITHSTANDING THE FOREGOING, LIABILITY UNDER THE U.S. FEDERAL SECURITIES LAWS CANNOT BE WAIVED.

10.

Termination of Participation. A shareholder who does not wish to have Distributions automatically reinvested may terminate participation in the Plan at any time by written instructions to that effect to the Plan Administrator. Such written instructions must be received by the Plan Administrator three (3) days prior to the record date of the Distribution or the shareholder will receive such Distribution in Shares through the Plan.

11.

Amendment, Supplement, Termination, and Suspension of Plan. This Plan may be amended, supplemented, or terminated by the Fund at any time in its sole and absolute discretion. The amendment or supplement shall be filed with the Securities and Exchange Commission as an exhibit to a subsequent appropriate filing made by the Fund and shall be deemed to be accepted by each participant unless, prior to its effective date thereof, the Plan Administrator receives written notice of termination of the participant’s account. Amendment may include an appointment by the Fund or the Plan Administrator with the approval of the Fund of a successor agent, in which event such successor shall have all of the rights and obligations of the Plan Administrator under this Plan. The Fund may suspend the Plan at any time without notice to the participants.

12.

Governing Law. This Plan and the authorization form signed by the participant (which is deemed a part of this Plan) and the participant’s account shall be governed by and construed in accordance with the laws of the State of New York.

Credit Opportunities Portfolio	April 30, 2021 (Unaudited)

Privacy Notice

Protection and Security of Your Personal Information

Kohlberg Kravis Roberts & Co. L.P. (“KKR”) respects our investors’ right to privacy. All financial companies choose how they share personal information. Consumers have the right under U.S. federal law to limit some, but not all, sharing of personal information. U.S. federal law also requires us to inform you how we collect, share and protect your personal information. Investors may also have additional limiting rights under their respective State’s law. This notice is provided by KKR, its affiliates, and funds (“KKR”, “we”, or “us”). Please read this notice carefully to understand what we do, and call us at (212) 750-8300 if you have any questions.

The Personal Information We Collect and How We Collect It

We collect the following types of personal information about individuals who are our investors:

•

Information we receive from investors in subscription agreements, questionnaires and in other forms, such as name, address, account information, social security number, the types and amounts of investments, statements of net worth, telephone number, and other contact information;

•	Information we receive from investors, affiliates and other companies about investors’ transactions with us, our affiliates, or other financial institutions with which we have relationships; and

•	Information we receive from third parties such as demographic information and information collected to comply with law and regulation.

When you are no longer an investor with us, we continue to share your information as described in this notice.

How and Why We Share Personal Information

This section lists reasons why financial companies can share their customers’ personal information. With respect to each reason, we explain whether KKR chooses to share for this reason and, if we do share, whether you can limit this sharing.

•	For everyday business purposes: KKR shares personal information for everyday business purposes, such as to
•	process your transactions;
•	provide financial products or services to you;
•	maintain your investment(s);
•	secure business services, including printing, mailing, and processing or analyzing data;
•	secure professional services, including accounting and legal services; or
•	respond to court orders and legal investigations.

You cannot limit sharing by KKR for everyday business purposes.

•	For our marketing purposes: KKR shares personal information for our marketing purposes so that we can offer products and services to you. You cannot limit sharing by KKR for this reason.

•	For joint marketing with other financial companies: KKR does not share personal information for joint marketing with other financial companies.

Credit Opportunities Portfolio	April 30, 2021 (Unaudited)

•

For use by affiliates in providing products and services to you: KKR shares personal information for our affiliates’ use in providing you with products and services that meet your financial services needs. You cannot limit sharing by KKR for this reason.

•	For the everyday business purposes of affiliates: KKR does not share personal information, including information about your credit worthiness, with our affiliates for their everyday business purposes.

•	For use by affiliates to market to you: KKR does not share personal information with affiliates so that they can market to you.

•	For use by non-affiliates to market to you: KKR does not share personal information with non-affiliates so that they can market to you.

U.S. Federal law gives you the right to limit sharing of your personal information only for use (i) by affiliates everyday business purposes (information about your creditworthiness), (ii) by affiliates to market to you, and (iii) by non-affiliates to market to you. U.S. State laws and individual companies may give you additional rights to limit sharing.

How We Protect Your Personal Information

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Definitions

Affiliates: Companies related by common ownership or control. They can be financial and nonfinancial companies. KKR does not share with our affiliates, except to provide you products and services that meet your financial needs.

Non-affiliates: Companies not related by common ownership or control. They can be financial and nonfinancial companies. KKR does not share with non-affiliates so they can market to you.

Joint Marketing: A formal agreement between nonaffiliated financial companies that together market financial products and services to you. KKR does not jointly market.

(b) Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual report.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual report.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No purchases were made during the reporting period by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since the registrant last provided disclosure in response to this item.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal control over financial reporting during the six months ended April 30, 2021 that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the period reported on this Form N-CSR.

Item 13. Exhibits.

(a)(1) Not applicable).

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KKR Credit Opportunities Portfolio

By	/s/ Eric Mogelof
Eric Mogelof, President

Date	6/30/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Eric Mogelof
Eric Mogelof, President

Date	6/30/2021

By	/s/ Thomas Murphy

Thomas Murphy, Treasurer, Chief Accounting Officer & Chief Financial Officer

Date	6/30/2021